Shareholder Report, Average Annual Return (Details) ITGV_MassMutual Global Fund_Administrative Class_TSR Annual {Administrative Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class - without sales charge
Average Annual Return, Percent	9.34%	9.42%	10.71%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	17.27%	13.54%	11.91%